Green Bonds, Convertible and Non-convertible Promissory Notes (Details)																		1 Months Ended						9 Months Ended		12 Months Ended
	Oct. 16, 2023 USD ($) $ / shares	Jul. 31, 2023 USD ($)	Jun. 30, 2023	Mar. 01, 2023	Dec. 31, 2022 USD ($)	Dec. 21, 2022 USD ($)	Nov. 30, 2021 USD ($)	Apr. 30, 2021	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) € / shares shares	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Jan. 31, 2020 USD ($)	Oct. 31, 2018	Apr. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Apr. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($) shares	Jan. 31, 2023	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Feb. 29, 2024	Jan. 06, 2024	Sep. 30, 2023 EUR (€)	May 31, 2023	May 15, 2023 EUR (€)	Apr. 21, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 21, 2022 EUR (€)	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Nov. 30, 2021 EUR (€)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Jan. 31, 2021 EUR (€)	Oct. 31, 2020	Dec. 31, 2018 USD ($)
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Debt issuance					$ 200,000		$ 11,800,000																	$ 4,900,000
Amortization of debt discounts					4,400,000											$ 79,000								$ 3,400,000		$ 4,400,000		$ 4,200,000
Senior secured loan															$ 2,500,000
Stated interest rate								6.50%			6.50%				2.00%	0.00%																																	6.50%		2.10%
Principal outstanding																$ 236,000																																			$ 2,430,000
Maturity date																										Feb. 12, 2021	Feb. 12, 2021
Initial payment		$ 1,900,000
Margin rate		2.00%				0.50%
Repayment terms									3	3
Loan agreement																																														$ 9,500,000	€ 8,400,000
Repayment term									3 years	3 years
Premium percentage									110.00%	110.00%
Convertible debt					9,609,000																					$ 9,609,000		10,193,000
Maturity date													September 2039		April 2036
Repayment of other debt											$ 40,000,000	€ 33,000,000
Funding acquisitions											87,200,000	72,000,000
Initial funding											$ 125,000,000	€ 110,000,000
Outstanding balance							$ 24,000,000																$ 24,000,000																			$ 11,130,000	€ 10,000,000		€ 20,000,000
Interest rate			105.00%																																							97.00%	97.00%
Effective interest rate							9.50%																9.50%																			9.50%	9.50%		9.50%
Owned subsidiary description																								As of December 31, 2022, the Company’s wholly owned subsidiary, Solis Bond Company DAC, was in breach of the three financial covenants under Solis’ Bond terms: (i) the minimum Liquidity Covenant that requires the higher of EUR 5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024.	As of December 31, 2022, the Company’s wholly owned subsidiary, Solis Bond Company DAC, was in breach of the three financial covenants under Solis’ Bond terms: (i) the minimum Liquidity Covenant that requires the higher of EUR 5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024.
Distribution amount (in Euro) | €																		€ 10,000,000							€ 10,000,000		€ 10,000,000
Repayment amount (in Euro) | €																		€ 10,000,000							10,000,000		€ 10,000,000
Bondholders amendment fee amount (in Euro) | €																									€ 1,400,000
Proceed to transfer ownership																								$ 159,000,000							€ 150,000,000
Bond par value (in Dollars per share) | $ / shares	$ 107.5
Solis bond waiver fees	$ 11,100,000																									168,000
Mortgage loan					488,000																					488,000												€ 432,000
Principal interest rate								6.50%
Revolving debt financing (in Euro) | €																																							€ 80,000,000
Project costs (in Euro) | €																																							€ 420,000,000
Finance reduces cost rate																																							33.33%
Commitment fees						$ 1,800,000
Debt issuance cost					11,800,000																					11,800,000		4,500,000
Original issue discount																15.00%
Pershare of convertible note (in Dollars per share) | $ / shares																$ 3.21
Purchase Warrant (in Shares) | shares																619,522
Exercisable term																4 years
Convertible debt (in Shares) | shares																70,920
Interest term															18 years																																				18 years
Common stock price | (per share)									$ 8.8	€ 8
Assets					$ 208,529,000																			211,716,000		$ 208,529,000		209,489,000
Maturity term					Jan. 06, 2024													Jan. 06, 2024								Jan. 06, 2024												Jan. 06, 2024
Percentage of bondholders																		1.00%								1.00%	1.00%
Amendment fee (in Euro) | €																											€ 1,400,000
Other Debt Obligations [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Repayment terms											3	3
Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Outstanding balance					$ 149,500,000																			$ 148,200,000		$ 149,500,000		147,200,000													$ 136,300,000
Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Interest rate																														6.50%
Owned subsidiary description																										On March 1, 2023, the Company announced that its wholly owned subsidiary, Solis Bond Company DAC, is in breach of the three financial covenants under Solis’ Bond terms.	On March 1, 2023, the Company announced that its wholly owned subsidiary, Solis Bond Company DAC, is in breach of the three financial covenants under Solis’ Bond terms.
Amendment fee percentage																								6.50%							6.50%
Forecast [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Bond holders percentage				49.00%
Subordinated loan (in Euro) | €																																	€ 14,000,000
Assets | €																																		€ 50,000,000
Percentage of Interest rate			105.00%
Redemption price percentage			107.50%
GRT GmbH Acquisition [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate													2.05%
Unisun Energy Holding B.V. [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Share capital								60.00%
Maximum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Percentage of par value																							102.00%
Loan interest rate																																														$ 2.19
Minimum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																																														1.55%	1.55%
Percentage of par value																							5.50%
Loan interest rate																																														$ 1.55
Minimum [Member] | Forecast [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Assets | €																																		€ 50,000,000
DKB Bank [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Senior secured loan													$ 825,000
GRT GmbH Acquisition [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Principal outstanding balance					660,000																			$ 592,000		$ 660,000		721,000
Principal outstanding					660,000																					660,000
ALTN HoldCo UG [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate													1.74%											1.74%							1.74%
Principal outstanding balance					1,230,000																			$ 1,200,000		1,230,000		1,300,000
Maximum borrowing													$ 3,600,000
loan drawn													$ 1,300,000
AEG MH02 [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																																18.00%			16.00%
Principal outstanding balance					102,000																			10,600,000		102,000		479,000
Recognized interest																								551,000
AEG MH02 [Member] | Private Lenders [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																						8.00%
Maximum borrowing																						$ 10,800,000
Maturity date																						May 31, 2023
ALT US 02 LLC [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Senior secured loan																								715,000
Stated interest rate																	7.50%				2.50%
Principal outstanding balance					9,600,000																			4,300,000		9,600,000		10,200,000
Maturity date																					Sep. 29, 2023
Promissory note																	$ 492,000				$ 5,900,000
Maturity date																	December 31, 2020
ALT US 02 LLC [Member] | Forecast [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																													2.50%
ALT US 03, LLC [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Promissory note																																			$ 920,000
Dancing Horse [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Senior secured loan		$ 2,400,000
Stated interest rate		24.00%
Principal outstanding balance																								$ 3,700,000
Maturity date		Jan. 01, 2024
Percentage of power purchase agreements																								100.00%	100.00%
Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate														12.00%			7.50%																																	18.00%
Principal outstanding balance					3,800,000																					3,800,000		3,620,000
Promissory notes outstanding																$ 292,000	$ 492,000
Repayment terms														2 years
Promissory Note [Member] | Bank of Ireland [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																																								5.44%
Principal outstanding balance					2,100,000																			$ 2,100,000		2,100,000
Loan agreement																																								$ 2,000,000
AEG Plc [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Principal outstanding balance					102,000																					102,000
Convertible Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate									10.00%	10.00%									14.00%																	10.00%	10.00%											10.00%
Repayment terms									3	3
Convertible promissory note					9,600,000				$ 10,200,000	€ 10,200,000														9,500,000		9,600,000					€ 1,000,000					$ 1,100,000	€ 1,000,000											€ 9,000,000
Premium percentage									120.00%	120.00%																																						120.00%
Premium percentage									110.00%	110.00%
Convertible debt																			$ 922,000
Maturity date																				January 2025
Common stock price | $ / shares									$ 4.8
Convertible Promissory Note [Member] | Clean Earth Acquisitions Corp [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Unpaid interest shares of common stock (in Shares) | shares																			1,320,000
Convertible Promissory Note [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Convertible debt																			$ 271,000
Common stock price | € / shares										€ 4
Convertible Promissory Note [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Median [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Convertible debt																			271,000
Convertible debt (in Shares) | shares									1,125,000,000	1,125,000,000
Convertible Promissory Note [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Convertible debt																			$ 380,000
Related Party Convertible Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Pershare of convertible note (in Dollars per share) | $ / shares																$ 0.25
Subsidiaries [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate		5.90%
Principal outstanding balance																								1,900,000
Senior secured debt [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Cash																																																			$ 56,000
Convertible Notes Payable [Member] | Convertible Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Convertible promissory note																								1,100,000
Maximum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Senior secured loan											$ 242,000,000																																						€ 200,000,000
AEG Plc [Member] | Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Stated interest rate																	7.50%
Principal outstanding balance																								$ 102,000
Alternus Energy Construction Holdings [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Senior secured loan																												$ 1,800,000																€ 1,600,000
Stated interest rate																												9.00%																9.00%
Principal outstanding balance					$ 1.71																					$ 1.71		$ 1,810,000
Owned subsidiary description																										As of December 31,2022 the Company Solis Bond Company DAC, was in breach of the three financial covenants under Solis’ Bond terms.	As of December 31,2022 the Company Solis Bond Company DAC, was in breach of the three financial covenants under Solis’ Bond terms.
Distribution amount (in Euro) | €																											€ 10,000,000
Repayment amount (in Euro) | €																											10,000,000
Pershare of convertible note (in Dollars per share) | $ / shares																$ 0.2
Bond holders percentage					49.00%
Subordinated loan (in Euro) | €																																						€ 14,000,000
Assets					$ 50,000,000																					$ 50,000,000
Redemption price percentage					107.50%
Maturity term					Jan. 06, 2024																					Jan. 06, 2024												Jan. 06, 2024
Amendment fee (in Euro) | €																											€ 1,400,000
Alternus Energy Construction Holdings [Member] | Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Percentage of Interest rate					105.00%																					105.00%												105.00%
Senior Secured Debt [Member] | ALTN HoldCo UG [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Principal outstanding balance					$ 1,200,000																					$ 1,200,000
Senior Secured Debt [Member] | AEG MH02 [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Principal outstanding balance					10,700,000																					10,700,000
Lightwave Renewables, LLC [Member] | ALT US 02 LLC [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Principal outstanding balance					2,800,000																					$ 2,800,000
Bondholders [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Amendment fee																								1.00%							1.00%
Bondholders [Member] | Alternus Energy Construction Holdings [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Percentage of bondholders																										1.00%	1.00%
Blue Sky Energy [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) [Line Items]
Principal outstanding balance					$ 9,940,000																					$ 9,940,000